EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS/(LOSS) PER SHARE	EARNINGS/(LOSS) PER SHARE
Share consolidation
In September 2022, the Company’s shareholders approved a 5-for-1 share consolidation. In October 2022, the Company completed this share consolidation. Shareholders received 1 new ordinary share with a nominal value of $0.50 each for every 5 previously existing ordinary shares which had a nominal value of $0.10 each.
Presented below are the basic and diluted earnings/(loss) per share for each period:

	2023	2022	2021
Basic earnings/(loss) per share	$0.01	$(0.38)	$1.41
Diluted earnings/(loss) per share	$0.01	$(0.38)	$1.35
Basic
Basic earnings/(loss) per share (“EPS” or “LPS”) is calculated by dividing net income/(loss) for the year attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year.
Diluted
Diluted earnings/(loss) per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Group has dilutive potential ordinary shares in the form of stock options and awards. These options and awards have been adjusted to reflect the share consolidation for all periods presented, referred to above. The weighted average number of shares is adjusted for the number of shares granted to the extent performance conditions have been met at the balance sheet date and determined using the treasury stock method.
Weighted average number of shares
The weighted average number of ordinary shares outstanding (on a basic basis) includes the favorable impact of 1,897k ordinary shares repurchased in 2023, 17,815k ordinary shares repurchased prior to the share consolidation in 2022 (equivalent post consolidation: 3,563k), 1,281k ordinary shares repurchased after the share consolidation in 2022, and 33,507k ordinary shares repurchased through 2021 (equivalent post consolidation: 6,701k). Refer to Note 23 for further details.
Conditional awards of 1,761k, 7,839k (equivalent post consolidation approximately 1,568k), and 14,175k (equivalent post consolidation approximately 2,835k) were granted under the Group’s Long-Term Incentive Plan in 2023, 2022 and 2021, respectively. For 2023, the effect of 810k (2022: nil; 2021: 485k) share awards was excluded from the computation of diluted weighted average shares because the performance criteria were not met at that date.

Weighted average number of shares (in thousands)	2023	2022	2021
On a basic basis	137,306	139,012	145,660
Dilution for share awards and options(1)	4,494	—	6,280
On a diluted basis	141,800	139,012	151,940
(1)As there was a loss in 2022, the effect of potentially dilutive shares of 6,605k was not dilutive.